DEBT - Debt instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 19, 2024	Aug. 06, 2024	Jul. 24, 2024	May 28, 2024	May 23, 2024	Dec. 31, 2023	Feb. 28, 2022
Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	$ 17,696						$ 13,203
Less: Debt discounts	(129)						(32)
Net secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	17,567						13,171
Convertible Debt	4,392						2,179
Total debt, net of debt discount	21,959						15,350
Secured Promissory Notes
DEBT
Less: Debt discounts	(12)						(32)	$ (83)
Secured Promissory Notes | Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	11,334						7,410
Small Business Administration (SBA) Loans | Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	764						769
Paycheck Protection Program (PPP) Loans | Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	28						59
Vehicle Notes | Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	470						497
BAC Sellers Note | Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	56						84
ACA Sellers Note | Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing							125
CSH Sellers Notes | Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	159						235
BHC Sellers Note | Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	200						400
AFS Sellers Note | Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	383						463
FSP Sellers Note | Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	768						768
Real Estate Promissory Note | Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	370						370
Promissory Note - Related Party | Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	185						85
Libertas - Sale of Future Receipts | Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	2,058						$ 1,938
Samson - Sale of Future Receipts
DEBT
Less: Debt discounts	(39)				$ (28)	$ (31)
Samson - Sale of Future Receipts | Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	183
D&O Financing agreement | Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	255
Channel Partners
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing			$ 84,000
Channel Partners | Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	210
Top Choice - Sale of Future Receipts
DEBT
Less: Debt discounts	(48)			$ (65)
Top Choice - Sale of Future Receipts | Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	169
Funding Metrics - Sale of Future Receipts
DEBT
Less: Debt discounts	(30)	$ (33)
Funding Metrics - Sale of Future Receipts | Related party
DEBT
Total secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing	$ 104